Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member] - USD ($)		Dec. 31, 2023	Jun. 30, 2023
ASSETS
Cash		$ 192,894	$ 1,095,007
Prepaid expenses and other current assets		2,425,174	4,179,826
TOTAL CURRENT ASSETS		6,727,970	7,882,235
Intangible assets, net
Other non-current assets		4,831,483	5,062,966
Investments in subsidiaries, consolidated VIE and VIE’s subsidiaries		13,089,946	13,821,695
TOTAL ASSETS		24,649,399	26,766,896
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other Payable		45,484	31,600
TOTAL CURRENT LIABILITIES		45,484	31,600
TOTAL LIABILITIES		45,484	31,600
SHAREHOLDERS’ EQUITY
Ordinary shares value	[1]	24,390	24,050
Subscription receivable		(15,441)	(15,441)
Additional paid-in capital		40,173,920	40,174,260
Retained earnings		(14,167,950)	(11,802,701)
Accumulated other comprehensive (loss) income		(1,411,004)	(1,644,872)
TOTAL SHAREHOLDERS’ EQUITY		24,603,915	26,735,296
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		24,649,399	26,766,896
Related Party
ASSETS
Due from a related party		4,109,902	2,607,402
LIABILITIES AND SHAREHOLDERS’ EQUITY
Due to a related party

[1]	Certain shares are presented on a retroactive basis to reflect the Share Consolidation (see Note 13).